Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell measured at fair value	$ 55,143	$ 62,182
Trading account assets, pledged as collateral	107,776	110,620
Debt securities:
Carried at fair value, pledged as collateral	29,810	32,741
Held-to-maturity, fair value	84,046	59,641
Held-to-maturity, pledged as collateral	9,074	15,432
Loans and leases, measured at fair value	6,938	8,681
Loans and leases, pledged as collateral	37,767	52,959
Mortgage servicing rights, measured at fair value	3,087	3,530
Loans held-for-sale, measured at fair value	4,818	6,801
Other assets, measured at fair value	14,320	13,873
Deposits in U.S. offices:
Interest-bearing, measured at fair value	1,116	1,469
Federal funds purchased and securities loaned or sold under agreements to repurchase, measured at fair value	24,574	35,357
Short-term borrowings, measured at fair value	1,325	2,697
Accrued expenses and other liabilities, measured at fair value	13,899	12,055
Accrued expenses and other liabilities, reserve for unfunded lending commitments	646	528
Long-term debt, measured at fair value	$ 30,097	$ 36,404
Shareholders’ equity
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock authorized (in shares)	100,000,000	100,000,000
Preferred stock issued (in shares)	3,767,790	3,647,790
Preferred stock outstanding (in shares)	3,767,790	3,647,790
Common stock par value (in usd per share)	$ 0.01	$ 0.01
Common stock authorized (in shares)	12,800,000,000	12,800,000,000
Common stock issued (in shares)	10,380,265,063	10,516,542,476
Common stock outstanding (in shares)	10,380,265,063	10,516,542,476
Consolidated VIEs | Long-term debt
Shareholders’ equity
Non-recourse debt	$ 11,304	$ 11,943
Consolidated VIEs | Other liabilities
Shareholders’ equity
Non-recourse debt	$ 20	$ 84